OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Repurchases (Details) $ in Millions	Dec. 31, 2019 USD ($)
Rio De Janeiro Refrescos Ltda
Disclosure of detailed information about borrowings
Borrowings	$ 75